Federated Hermes MDT Small Cap Growth Fund
Portfolio of Investments
October 31, 2023 (unaudited)
Shares			Value
		COMMON STOCKS—98.3%
		Communication Services—3.2%
50,826	[1]	CarGurus, Inc.	$ 875,732
191,146	[1]	Cinemark Holdings, Inc.	3,151,998
213,285	[1]	Eventbrite, Inc.	1,766,000
294,677		Gray Television, Inc.	1,921,294
13,815		Shutterstock, Inc.	561,994
92,699	[1]	TechTarget, Inc.	2,334,161
224,153	[1]	Vimeo Holdings, Inc.	690,391
18,875	[1]	Yelp, Inc.	796,336
		TOTAL	12,097,906
		Consumer Discretionary—11.3%
14,766	[1]	Abercrombie & Fitch Co., Class A	898,068
233,020	[1]	Chegg, Inc.	1,754,641
547,510		Clarus Corp.	3,170,083
156,637	[1]	Coursera, Inc.	2,716,086
23,239	[1]	Duolingo, Inc.	3,394,056
12,160	[1]	Frontdoor, Inc.	351,789
50,746	[1]	GoPro, Inc.	127,372
139,788	[1,2]	Groupon, Inc.	1,787,889
104,799	[1]	Inspired Entertainment, Inc.	1,045,894
1,030		Installed Building Products, Inc.	115,020
22,798		International Game Technology PLC	579,525
65,975	[1,2]	Kirkland’s, Inc.	105,560
16,132	[1]	MCBC Holdings, Inc.	329,738
21,723		Murphy USA, Inc.	7,878,715
9,856	[1]	National Vision Holdings, Inc.	153,162
115,942	[1]	PlayAGS, Inc.	827,826
85,882	[1,2]	Red Robin Gourmet Burgers	694,785
34,360	[1,2]	Revolve Group, Inc.	472,450
528,138	[1]	Rush Street Interactive, Inc.	1,885,453
10,899	[1]	Stride, Inc.	599,227
58,374		Texas Roadhouse, Inc.	5,927,296
69,422		Upbound Group, Inc.	1,809,137
17,286	[1]	Visteon Corp.	1,990,137
16,566		Wingstop, Inc.	3,027,768
130,888	[1]	WW International, Inc.	1,023,544
		TOTAL	42,665,221
		Consumer Staples—4.9%
58,383	[1]	Bellring Brands, Inc.	2,553,089
6,424		Coca-Cola Bottling Co.	4,088,298
51,005	[1]	elf Beauty, Inc.	4,724,593
19,957		Energizer Holdings, Inc.	630,242
78,682	[1]	Herbalife Ltd.	1,121,218
94,999	[1]	Sprouts Farmers Market, Inc.	3,991,858
22,380		Turning Point Brands, Inc.	448,719
110,122	[1]	Vital Farms, Inc.	1,217,949
		TOTAL	18,775,966

Shares			Value
		COMMON STOCKS—continued
		Energy—5.9%
15,110	[1]	Callon Petroleum Corp.	$ 564,358
15,778	[1]	Dorian LPG Ltd.	504,423
17,312	[2]	Enviva, Inc.	62,669
96,525		Equitrans Midstream Corp.	856,177
61,556		Liberty Energy, Inc.	1,212,653
109,454	[1]	Oceaneering International, Inc.	2,406,893
34,939		PBF Energy, Inc.	1,660,651
8,947		Permian Resources, Inc.	130,358
18,836		SM Energy Co.	759,468
145,797	[1]	US Silica Holdings, Inc.	1,759,770
40,574	[1]	Vital Energy, Inc.	2,030,323
113,380	[1]	Weatherford International PLC	10,554,544
		TOTAL	22,502,287
		Financials—5.5%
237,245	[1]	AvidXchange Holdings, Inc.	2,049,797
7,416	[1]	Bancorp, Inc., DE	264,380
99,204	[1]	Cantaloupe, Inc.	652,762
9,480	[1]	Goosehead Insurance, Inc.	614,968
205,512	[1]	Green Dot Corp.	2,297,624
6,165		Kinsale Capital Group, Inc.	2,058,555
40,012	[1]	LendingTree, Inc.	529,359
19,434	[1]	Oscar Health, Inc.	99,502
55,065	[1]	PagSeguro Digital Ltd.	388,759
90,735	[1]	PROG Holdings, Inc.	2,485,232
146,585	[1]	Remitly Global, Inc.	3,947,534
11,110		RLI Corp.	1,480,296
246,465	[1]	SelectQuote, Inc.	325,334
56,424	[1,2]	Skyward Specialty Insurance Group, Inc.	1,588,335
217,661	[1]	StoneCo Ltd.	2,158,109
		TOTAL	20,940,546
		Health Care—21.9%
30,937	[1]	Acadia Pharmaceuticals, Inc.	698,248
29,979	[1]	Aclaris Therapeutics, Inc.	149,295
59,544	[1]	AdaptHealth Corp.	436,458
247,593	[1]	ADMA Biologics, Inc.	836,864
22,260	[1]	Agiliti, Inc.	125,324
809,713	[1,2]	Akebia Therapeutics, Inc.	712,547
33,376	[1]	Alector, Inc.	173,555
183,338	[1]	Alkermes, Inc.	4,434,946
19,324	[1]	AMN Healthcare Services, Inc.	1,465,919
78,431	[1]	Amphastar Pharmaceuticals, Inc.	3,550,571
19,662	[1]	Arcutis Biotherapeutics, Inc.	44,240
85,826	[1]	Arvinas, Inc.	1,383,515
304,735	[1,2]	Assembly Biosciences, Inc.	267,222
156,686	[1]	Atea Pharmaceuticals, Inc.	509,230
99,821	[1]	Bridgebio Pharma, Inc.	2,599,339
81,181	[1]	Catalyst Pharmaceutical Partners, Inc.	1,007,456
575,966	[1]	Codexis, Inc.	956,104
51,285	[1]	Collegium Pharmaceutical, Inc.	1,115,962
224,337	[1]	Community Health Systems, Inc.	480,081
18,462	[1]	Corcept Therapeutics, Inc.	518,413
124,250	[1]	Cross Country Healthcare, Inc.	2,877,630

Shares			Value
		COMMON STOCKS—continued
		Health Care—continued
54,434	[1]	Cryoport, Inc.	$ 528,010
112,462	[1]	Cutera, Inc.	349,757
85,625	[1]	Cytek Biosciences, Inc.	360,481
18,799	[1]	Enanta Pharmaceuticals, Inc.	169,567
6,718		Ensign Group, Inc.	648,959
211,073	[1,2]	EyePoint Pharmaceuticals, Inc.	1,270,659
846,188	[1]	Fate Therapeutics, Inc.	1,531,600
14,669	[1]	Glaukos Corp.	1,000,426
372,220	[1]	Gossamer Bio, Inc.	186,110
11,536	[1]	Haemonetics Corp.	983,213
83,610	[1]	Halozyme Therapeutics, Inc.	2,831,871
191,164	[1]	Harmony Biosciences Holdings, Inc.	4,500,001
321,049	[1]	Hims & Hers Health, Inc.	1,919,873
228,903	[1]	Inmode Ltd.	4,372,047
14,623	[1]	Insmed, Inc.	366,452
7,817	[1]	Intra-Cellular Therapies, Inc.	388,974
29,019	[1]	Ligand Pharmaceuticals, Inc., Class B	1,517,404
49,729	[1]	Livanova PLC	2,439,207
212,523	[1]	MacroGenics, Inc.	1,109,370
393,046	[1]	MiMedx Group, Inc.	2,578,382
4,816	[1]	Morphic Holding, Inc.	96,079
13,513	[1]	Nevro Corp.	194,993
315,180	[1]	NextCure, Inc.	324,635
337,511	[1,2]	NGM Biopharmaceuticals, Inc.	286,851
190,140	[1,2]	Novavax, Inc.	1,266,332
60,806	[1]	Omnicell, Inc.	2,161,045
87,374	[1]	OptimizeRX Corp	704,234
116,381	[1]	Outset Medical, Inc.	411,989
53,462		Owens & Minor, Inc.	766,110
98,193	[1]	Pacira BioSciences, Inc.	2,774,934
41,382	[1]	PetIQ, Inc.	776,740
75,149	[1,2]	ProKidney Corp.	122,493
12,059	[1]	Protagonist Therapeutics, Inc.	175,338
159,667	[1]	Puma Biotechnology, Inc.	392,781
99,839	[1]	Relmada Therapeutics, Inc.	298,519
108,287	[1]	RxSight, Inc.	2,397,474
70,190	[1]	SAGE Therapeutics, Inc.	1,314,659
392,471	[1]	Sangamo BioSciences, Inc.	247,335
119,111	[1]	SI-BONE, Inc.	2,026,078
1,341,085	[1]	Siga Technologies, Inc.	6,839,534
155,081	[1]	Silk Road Medical, Inc.	1,164,658
17,401	[1]	Supernus Pharmaceuticals, Inc.	415,014
158,663	[1]	Tactile Systems Technology, Inc.	1,732,600
11,669	[1]	UroGen Pharma Ltd.	130,810
99,172	[1]	Vanda Pharmaceuticals, Inc.	434,373
263,955	[1]	Voyager Therapeutics, Inc.	1,734,184
44,474	[1]	Y-mAbs Therapeutics, Inc.	237,491
		TOTAL	82,822,565
		Industrials—20.0%
166,984	[1]	ACV Auctions, Inc.	2,225,897
4,987		Allegiant Travel Co.	332,234
40,833	[1]	APi Group Corp.	1,056,350

Shares			Value
		COMMON STOCKS—continued
		Industrials—continued
41,070		Apogee Enterprises, Inc.	$ 1,762,724
28,824	[1]	Array Technologies, Inc.	499,520
64,457	[1]	Atkore, Inc.	8,010,716
17,836	[1]	Beacon Roofing Supply, Inc.	1,269,388
44,806	[1]	Blink Charging Co.	106,638
26,893		Boise Cascade Co.	2,521,219
37,385	[1]	Cimpress PLC	2,230,763
9,702		Comfort Systems USA, Inc.	1,764,309
26,482		Emcor Group, Inc.	5,472,505
58,959	[1]	Energy Recovery, Inc.	896,177
17,176		EnerSys, Inc.	1,469,922
180,986	[1]	Enviri Corp.	1,038,860
120,517	[1]	Exlservice Holding, Inc.	3,146,699
70,489	[1,2]	Fluence Energy, Inc.	1,220,869
16,884	[1]	Fluor Corp.	562,068
108,407	[1]	Forrester Research, Inc.	2,515,042
69,728	[1]	Franklin Covey Co.	2,747,980
100,904	[1]	GMS, Inc.	5,900,866
16,529		Griffon Corp.	660,168
45,537		Healthcare Services Group, Inc.	432,602
85,879		Heidrick & Struggles International, Inc.	2,090,295
19,089	[1]	HireRight Holdings Corp.	175,810
28,986	[1]	Huron Consulting Group, Inc.	2,880,049
2,117		ICF International, Inc.	268,287
215,978	[1]	JELD-WEN Holding, Inc.	2,447,031
28,271		KForce Com, Inc.	1,725,662
126,506	[1]	Legalzoom.com, Inc.	1,261,265
2,148	[1]	Masonite International Corp.	169,993
164,960	[1]	Mistras Group, Inc.	902,331
34,622	[1]	MRC Global, Inc.	363,877
11,112	[1]	MYR Group, Inc.	1,287,103
56,977	[1]	NEXTracker, Inc.	1,980,521
4,980	[1]	Proto Labs, Inc.	117,578
409,046	[1,2]	SunPower Corp.	1,746,626
2,278		Tennant Co.	169,073
92,833		Terex Corp.	4,251,751
20,657		The Shyft Group, Inc.	226,814
38,097	[1]	TPI Composites, Inc.	88,004
9,138		TTEC Holdings, Inc.	188,060
10,554		Universal Truckload Services, Inc.	236,199
182,504	[1]	Upwork, Inc.	1,907,167
18,846		Watts Industries, Inc., Class A	3,260,546
6,909	[1]	Willdan Group, Inc.	121,875
8,275	[1]	Xometry, Inc.	118,701
		TOTAL	75,828,134
		Information Technology—20.5%
317,058	[1]	8x8, Inc.	754,598
55,209		A10 Networks, Inc.	600,122
15,925	[1]	Alarm.com Holdings, Inc.	814,245
22,901	[1]	AppFolio, Inc.	4,295,541
287,534	[1]	Arlo Technologies, Inc.	2,441,164
213,961	[1]	AvePoint, Inc.	1,602,568

Shares			Value
		COMMON STOCKS—continued
		Information Technology—continued
10,277	[1]	Axcelis Technologies, Inc.	$ 1,310,317
2,539		Badger Meter, Inc.	351,778
25,363	[1]	Blackbaud, Inc.	1,658,740
9,074	[1]	Box, Inc.	225,580
64,216	[1]	Braze, Inc.	2,734,317
161,489	[1]	Brightcove, Inc.	497,386
9,053	[1]	Calix, Inc.	299,835
126,602	[1,2]	Cambium Networks Corp.	630,478
33,454	[1]	Ceva, Inc.	574,405
15,689	[1]	Clearfield, Inc.	376,850
50,904	[1,2]	Coda Octopus Group, Inc.	335,966
41,068	[1]	CommScope Holdings Co., Inc.	60,781
38,744	[1]	Commvault Systems, Inc.	2,531,920
141,497	[1]	Digital Turbine, Inc.	670,696
4,814	[1]	Diodes, Inc.	313,295
11,988	[2]	Ebix, Inc.	73,007
29,105	[1]	Everbridge, Inc.	599,854
94,894	[1]	Expensify, Inc.	253,367
51,680	[1]	Extreme Networks, Inc.	1,065,642
199,553	[1]	Freshworks, Inc.	3,579,981
29,615		Information Services Group, Inc.	120,237
34,934	[1]	Intapp, Inc.	1,194,743
429,174	[1]	LivePerson, Inc.	1,133,019
117,859	[1]	MaxLinear, Inc.	1,791,457
329,985	[1,2]	ON24, Inc.	2,029,408
18,737	[1]	Photronics, Inc.	344,011
59,122	[1]	Q2 Holdings, Inc.	1,775,434
35,101	[1]	Qualys, Inc.	5,368,698
24,840	[1]	Rogers Corp.	3,052,588
134,582		Sapiens International Corp. NV	3,431,841
35,241	[1]	Secureworks Corp.	207,217
46,443	[1]	SMART Global Holdings, Inc.	636,269
283,921	[1]	Sprinklr, Inc.	3,858,486
6,458	[1]	SPS Commerce, Inc.	1,035,476
160,240	[1]	Squarespace, Inc.	4,552,418
24,523	[1]	Synaptics, Inc.	2,051,594
269,718	[1]	Telos Corp.	625,746
11,947	[1]	Tenable Holdings, Inc.	503,088
584,931	[1]	Unisys Corp.	1,626,108
108,587	[1]	Varonis Systems, Inc.	3,652,867
31,692	[1]	Verint Systems, Inc.	596,126
153,301	[1]	Viavi Solutions, Inc.	1,192,682
145,805	[1]	Weave Communications, Inc.	1,043,964
33,300	[1]	Workiva, Inc.	2,900,097
739,493	[1]	Yext, Inc.	4,459,143
		TOTAL	77,835,150
		Materials—3.1%
21,971	[1]	ATI, Inc.	829,845
28,942		Commercial Metals Corp.	1,223,957
139,205	[1]	Constellium SE	2,199,439
19,874		Koppers Holdings, Inc.	726,792
55,733	[1]	LSB Industries, Inc.	507,728

Shares			Value
		COMMON STOCKS—continued
		Materials—continued
15,861		Myers Industries, Inc.	$ 265,989
126,954	[1]	O-I Glass, Inc.	1,961,439
11,993		Orion S.A.	243,458
86,100	[1,3]	Rentech, Inc.	0
38,453		Ryerson Holding Corp.	1,117,060
53,170		Warrior Met Coal, Inc.	2,590,974
		TOTAL	11,666,681
		Real Estate—1.5%
27,475	[1]	Anywhere Real Estate, Inc.	128,308
380,766	[1,2]	Redfin Corp.	1,774,370
163,729		RMR Group, Inc./The	3,687,177
		TOTAL	5,589,855
		Utilities—0.5%
80,036		Clearway Energy, Inc.	1,630,333
1,625		Otter Tail Corp.	125,028
		TOTAL	1,755,361
		TOTAL COMMON STOCKS (IDENTIFIED COST $369,212,166)	372,479,672
		INVESTMENT COMPANIES—4.3%
9,618,028		Federated Hermes Government Obligations Fund, Premier Shares, 5.26%[4]	9,618,028
6,628,279		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 5.45%[4]	6,628,279
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $16,246,307)	16,246,307
		TOTAL INVESTMENT IN SECURITIES—102.6% (IDENTIFIED COST $385,458,473)	388,725,979
		OTHER ASSETS AND LIABILITIES - NET—(2.6)%[5]	(9,860,875)
		TOTAL NET ASSETS—100%	$378,865,104
An affiliated company is a company in which the Fund, alone or in combination with other funds, has ownership of at least 5% of the voting shares. Transactions with affiliated companies during the period ended October 31, 2023, were as follows:
Affiliated	Value as of 7/31/2023	Purchases at Cost*	Proceeds from Sales*	Change in Unrealized Appreciation/ (Depreciation)*	Net Realized Gain/ (Loss)*	Value as of 10/31/2023	Shares Held as of 10/31/2023	Dividend Income*
Health Care:
Alector, Inc.**	$1,449,449	$—	$(1,295,794)	$334,209	$(314,309)	$173,555	33,376	$—
Amphastar Pharmaceuticals, Inc.	$6,068,818	$2,148,152	$(1,021,861)	$(4,087,048)	$442,510	$3,550,571	78,431	$—
Siga Technologies, Inc.	$8,635,566	$—	$(3,412,469)	$2,069,986	$(453,549)	$6,839,534	1,341,085	$—
Information Technology:
Brightcove, Inc.**	$1,688,806	$—	$(2,305,300)	$2,655,532	$(1,541,652)	$497,386	161,489	$—
TOTAL OF AFFILIATED COMPANIES TRANSACTIONS	$17,842,639	$2,148,152	$(8,035,424)	$972,679	$(1,867,000)	$11,061,046	1,614,381	$—

*	A portion of the amount shown was recorded when the Fund no longer had ownership of at least 5% of the voting shares.
**	At October 31, 2023, the Fund no longer has ownership of at least 5% of the voting shares.

Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended October 31, 2023, were as follows:
	Federated Hermes Government Obligations Fund, Premier Shares*	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Value as of 7/31/2023	$14,815,356	$4,936,612	$19,751,968
Purchases at Cost	$23,882,874	$22,103,449	$45,986,323
Proceeds from Sales	$(29,080,202)	$(20,412,681)	$(49,492,883)
Change in Unrealized Appreciation/Depreciation	$—	$(70)	$(70)
Net Realized Gain/(Loss)	$—	$969	$969
Value as of 10/31/2023	$9,618,028	$6,628,279	$16,246,307
Shares Held as of 10/31/2023	9,618,028	6,628,279	16,246,307
Dividend Income	$202,033	$108,246	$310,279

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1	Non-income-producing security.
2
All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers. As of October 31, 2023, securities subject to this type of arrangement and related collateral were as follows:

Fair Value of Securities Loaned	Collateral Received
$8,942,970	$9,618,028

3
Market quotations and price valuations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Fund’s Adviser acting through its Valuation Committee (“Valuation Committee”).

4	7-day net yield.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2023.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of Federated MDTA LLC (the “Adviser”), certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation

Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of October 31, 2023, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$336,131,350	$—	$0	$336,131,350
International	36,348,322	—	—	36,348,322
Investment Companies	16,246,307	—	—	16,246,307
TOTAL SECURITIES	$388,725,979	$—	$0	$388,725,979